Differences between Financial Statements and Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the Plan's financial statements to the Form 5500 (in thousands):

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$1,422,823	$1,273,510
Adjustments from contract value to fair value for fully benefit-responsive investment contracts	(4,659)	(8,977)
Benefits due to participants but unpaid at year-end	(31)	(24)
Deemed distributions of participant loans per the Form 5500	(56)	(39)
Net assets available for benefits per the Form 5500	$1,418,077	$1,264,470
The following is a reconciliation of the net increase in the net assets available for benefits per the Plan's financial statements to the Form 5500 (in thousands):

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$149,313
Adjustments from contract value to fair value for fully benefit-responsive investment contracts	4,318
Benefits due to participants but unpaid at year-end	(7)
Deemed distributions of participant loans per the Form 5500	(17)
Net increase in net assets available for benefits per the Form 5500	$153,607